Summary of Significant Accounting Policies - Intangibles (Details)			1 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2011	Mar. 31, 2011
Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights						12 years
Term of bareboat charter						12 years
Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights					12 years
Term of bareboat charter					12 years
Above Market Value Of Time Charter [Member] | Tordis Knutsen
Intangible Assets
Amortization Period, Above market time charter		4 years 9 months 18 days		4 years 9 months 18 days
Above Market Value Of Time Charter [Member] | Vigdis Knutsen
Intangible Assets
Amortization Period, Above market time charter	4 years 10 months 24 days		4 years 10 months 24 days